Redeemable Convertible Preferred Stock - 10K	8 Months Ended
Jan. 07, 2024
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
Note 8 – Redeemable Convertible Preferred Stock
As of October 15, 2023, Legacy Pinstripes had nine classes of preferred stock: Series A, B, C, D, E, F, G, H and I (collectively, the “Preferred Stock”) and a total of 11,054,593 issued and outstanding with a carrying value of $75,262 and a liquidation preference of $114,663. On December 29, 2023, upon the closing of the Business Combination, Series A through Series H converted into New Pinstripes shares of Class A Common Stock based on the Exchange Ratio of approximately 1.8486 and Series I converted into Class A Common Stock based on the Series I Exchange Ratio of approximately 2.5, inclusive of accrued Series I dividends (see Note 2).
The changes in the balance of the Preferred Stock included in the mezzanine equity for the thirty-six weeks ended January 7, 2024 as follows:

	Balance as of April 30, 2023	Issuance of Redeemable Convertible Preferred Stock, net	Remeasurement to Redemption Amount	Accretion of Cumulative Dividends	Conversion in connection with the Reverse Recapitalization	Balance as of January 7, 2024
Series A	$1,151	$—	$—	$—	$(1,151)	$—
Series B	930	—	—	—	(930)	—
Series C	300	—	—	—	(300)	—
Series D	10,340	—	—	—	(10,340)	—
Series E	2,207	—	—	—	(2,207)	—
Series F	27,290	—	—	—	(27,290)	—
Series G	3,550	—	—	—	(3,550)	—
Series H	7,700	—	—	—	(7,700)	—
Series I	—	19,843	1,423	878	(22,144)	—
Total	$53,468	$19,843	$1,423	$878	$(75,612)	$—
Redeemable Convertible Preferred Stock
As of April 30, 2023, the Company had eight classes of preferred stock: Series A, B, C, D, E, F, G, and H (collectively, the “Preferred Stock”). New Pinstripes Common Stock and Preferred Stock vote on all matters as one class, with each share of New Pinstripes Common Stock and each share of the Preferred Stock being entitled to one vote, and all have a par value of $0.0001. There are a total of 39,268,143 shares authorized for all issuances of the Preferred Stock, including 4,390,443 unallocated shares that may be issued as any Series at the Company’s discretion. The par value of the common stock and the number of authorized shares and unallocated shares of Preferred Stock have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2). Each share of each series of Preferred Stock may be converted at any time into shares of common stock at a ratio of one to one.
As of April 30, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized(1)	Preferred Stock Issued and Outstanding(1)	Carrying Value	Liquidation Value
Series A	4,254,020	4,254,016	$1,151	$2,873
Series B	870,997	859,444	930	2,268
Series C	443,666	221,833	300	696
Series D	5,970,346	4,936,472	10,340	20,043
Series E	9,243,038	679,979	2,207	3,727
Series F	7,625,506	6,306,139	27,290	40,720
Series G	924,304	656,256	3,550	4,979
Series H	5,545,823	948,951	7,700	10,409
Total	34,877,700	18,863,090	$53,468	$85,715
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(1)The amounts have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).
Each series of Preferred Stock is entitled to an 8% cumulative annual dividend upon liquidation given the Preferred Stock has not been converted to Common Stock. The Company may not declare or pay any dividend, nor make any other distribution (other than a dividend or distribution payable solely in shares of common stock) on or with respect to its common stock or on any class of securities with dividend rights on parity with the Preferred Stock of the Company, unless and until cumulative dividends have been paid, or declared and set aside for payment. As of April 30, 2023, April 24, 2022, and April 25, 2021, no dividends were declared or paid. The cumulative undeclared dividends are $20,653, $16,691 and $13,084 in aggregate as of April 30, 2023, April 24, 2022, and April 25, 2021, respectively.
In addition to matters that the holders of Preferred Stock are entitled by law to vote on separately as a class, without the approval by vote or written consent of not less than 66 2/3 percent of the outstanding shares of each series, voting as a separate class, the Company may not (a) alter or change any of the express powers, rights, preferences, privileges, qualifications, limitations, or restrictions of the Preferred Stock; (b) increase the authorized number of shares of Preferred Stock; and (c) repurchase, redeem, or otherwise reacquire shares of the common stock of the Company.
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, before any distribution or payment may be made to or set apart for the holders of common stock, the holders of Preferred Stock are entitled to receive from the assets of the Company the amount of $0.50, $2.00, $2.50, $3.87, $6.00, $8.00, $10.00, and $15.00 per share, respectively, plus an amount equal to all dividends accrued but unpaid to the date of such liquidation, dissolution, or winding up of the Company (the “Liquidation Value”). If the assets of the Company are legally available for distribution to holders, and the Company’s capital stock are insufficient to provide the payment in full, then the assets of the Company available are to be distributed amongst the holders of Series H first, Series G second, to Series D, E, and F third, and then to Series A, B, and C stock on a pro rata basis.
Any consolidation of the Company with, or merger of the Company into, another corporation (other than a merger with a subsidiary of the Company in which the Company is the continuing corporation and that does not result in any reclassification or change other than a change in par value, or as a result of a subdivision or combination) and any sales or conveyance to another corporation of the property of the Company in its entirety or substantially in its entirety are deemed to be a liquidation, dissolution, or winding up of the Company. As a result of such occurrence, the redeemable convertible preferred stock is recorded outside of permanent equity as these securities would become redeemable at the options of its holders. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to the redemption amount of such shares in the current year because they are not currently redeemable or probable of being redeemable until such deemed liquidation events occur.
Each share of each series of Preferred Stock will automatically be converted into common stock in the event of the closing of a firm commitment underwriting public offering with a price per share that meets or exceeds the specified amount per the Preferred Stock agreement ranging from $0.50 to $15.00.